DERIVATIVES AND HEDGING (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair values of derivative instruments
		June 30,	December 31,
	Balance sheet line item	2026	2025
		(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	Prepaid expenses and other current assets	$12,024	$20,168
		12,024	20,168
Derivatives not designated as hedging instruments:
		-	-
Total		$12,024	$20,168

Schedule of income and other comprehensive income
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Effective- Portion of Derivative, net		Realized gains on Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Six months ended June 30		Six months ended June 30		Six months ended June 30
	2026	2025	2026	2025	2026	2025
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$12,024	$24,004	$21,811	$4,163	$(1,719)	$(182)
Total	$12,024	$24,004	$21,811	$4,163	$(1,719)	$(182)

(*) Classified in operating expenses in the condensed consolidated statements of operations.
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Effective- Portion of Derivative, net		Realized gains on Derivative Reclassified from Accumulated Other Comprehensive Income		Amount Excluded from Effectiveness Testing Recognized in Income (Loss)
	Six months ended June 30		Six months ended June 30		Six months ended June 30
	2026	2025	2026	2025	2026	2025
(Unaudited)
Derivatives not designated as hedging instruments:
Foreign exchange contracts	-	-	-	-	-	-
Total	$-	$-	$-	$-	$-	$-

Schedule of notional amounts of outstanding derivative
	June 30, 2026	December 31, 2025
	(Unaudited)
Derivatives designated as hedging instruments:
Foreign exchange contracts:
NIS	$195,769	$188,088
Total	$195,769	$188,088